Earnings per Share - Schedule of Computation of Basic and Diluted Income Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net Income	$ 14,458,911	$ 185,179	$ 65,215
Less: Income attributable to non-controlling interests	5,991,431	74,810	20,286
Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Less: Preferred stock dividends	5,982	6,015	5,128
Net income attributable to common shareholders of Sinovac	8,461,498	104,354	39,801
Net income attributable to shareholders of Sinovac for computing diluted net income per share	$ 8,467,480	$ 110,369	$ 44,929
Denominator
Basic weighted average number of common shares outstanding	99,311,551	98,897,345	94,876,946
Dilutive effect of stock options and preferred shares	14,694,432	14,765,017	14,815,013
Diluted weighted average number of common shares outstanding	114,005,983	113,662,362	109,691,959
Earnings per share
Basic net income per share	$ 85.20	$ 1.06	$ 0.42
Diluted net income per share	$ 74.27	$ 0.97	$ 0.41